Employee Benefits - Schedule of Other information related to Company's other post-retirement plan's (Details) - Other Post-Retirement Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost recognized (millions)	$ 3	$ 3	$ 1
Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average discount rate used to determine future benefit obligations	2.93%	3.91%	3.32%
Weighted-average discount rate used to determine net periodic benefit costs	3.91%	3.32%	3.71%
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average discount rate used to determine future benefit obligations	3.25%	4.26%	3.64%
Weighted-average discount rate used to determine net periodic benefit costs	4.26%	3.64%	4.15%